Loans Receivable, Net (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) payments loan	Dec. 31, 2021 USD ($)
Receivables [Abstract]
Review period to request a new third party appraisal	24 months
TDRs included in impaired loans | $	$ 385,000,000	$ 694,000
Number of Contracts - Troubled Debt Restructurings	2	3
Number of Contracts - loans that had been previously restructured that were in default | loan	0
Nonperforming Loans, Minimum Consecutive Payments | payments	6